Principal alliances - Agreements on the commercialization of Beyfortus™ (nirsevimab, previously MEDI8897) in the US (Details) - EUR (€) € in Millions		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2023	Jul. 31, 2023	Nov. 30, 2022	Mar. 31, 2017	Sep. 30, 2019	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Principal Alliances [Line Items]
Other non-current liabilities						€ 2,340	€ 2,340	€ 519	€ 291
Antibodies Collaboration agreement | AstraZeneca
Disclosure of Principal Alliances [Line Items]
Collaboration agreements, upfront payment				€ 120
Collaboration agreements, development milestone payment					€ 30
Collaboration agreements, regulatory milestone payment		€ 65	€ 25
Commitments related to milestone payments for projects under collaboration agreements						375	375
Accruals						25	€ 25
Percentage of development costs arising from commercial operations							50.00%
Antibodies Collaboration agreement | AstraZeneca | Other intangible assets excluding software
Disclosure of Principal Alliances [Line Items]
Acquisitions and other increases	€ 1,600
Antibodies Collaboration agreement | AstraZeneca | Major territories
Disclosure of Principal Alliances [Line Items]
Percentage of profits arising from commercial operations							50.00%
Antibodies Collaboration agreement | AstraZeneca | Other territories
Disclosure of Principal Alliances [Line Items]
Percentage of net sales arising from commercial operations							25.00%
Antibodies Collaboration agreement | AstraZeneca | China
Disclosure of Principal Alliances [Line Items]
Percentage of profits arising from commercial operations	50.00%
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Disclosure of Principal Alliances [Line Items]
Other non-current liabilities	€ 1,600					1,960	€ 1,960
Increase through remeasurement of financial liability						€ 541